Loans (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Multifamily and Farmland
Non accrual loans with no allowance	$ 0	$ 0
Non-accrual Loans	0	0
Non accrual loans with allowance	0	0
Construction and land development
Non accrual loans with no allowance	0	37
Non-accrual Loans	58	37
Non accrual loans with allowance	58	0
Single-Family Residential
Non accrual loans with no allowance	0	3,720
Non-accrual Loans	3,642	3,720
Non accrual loans with allowance	3,642	0
Total real estate loans
Non accrual loans with no allowance	0	4,183
Non-accrual Loans	4,176	4,183
Non accrual loans with allowance	4,176	0
Commercial Loans (Not Secured by Real Estate)
Non accrual loans with no allowance	0	248
Non-accrual Loans	0	248
Non accrual loans with allowance	0	0
Consumer Loans (Not Secured by Real Estate)
Non accrual loans with no allowance	0	9
Non-accrual Loans	0	9
Non accrual loans with allowance	0	0
Commercial Loans (Real Estate Loans)
Non accrual loans with no allowance	0	426
Non-accrual Loans	476	426
Non accrual loans with allowance	476	0
Total Real Estate [Member]
Non accrual loans with no allowance	0	4,440
Non-accrual Loans	4,176	4,440
Non accrual loans with allowance	$ 4,176	$ 0